Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of revenue by major merchandise categories

The following table presents revenue by major merchandise categories for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the years ended December 31,
	2024	2023	2022
Cosmetic products (a)	$36,338,218	$55,068,409	$99,282,495
Health and nutritional supplements (b)	33,571,779	22,612,877	39,948,764
Household products (c)	62,754,927	81,783,445	70,626,839
Others	316,607	544,562	123,208
Total	$132,981,531	$160,009,293	$209,981,306

(a)	Cosmetic products mainly include products of lotion, skin care, oral care, shampoo, soap and fragrance.

(b)	Health and nutritional supplements are health care supplements such as vitamins, edible fungus, functional capsules, etc.

(c)	Household Products are consumer products, which mainly includes functional shoes, smartphones, cooking pot and tampons.